Note 24 - Provisions. Provisions for pensions and similar obligations - Changes Over the Period (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Provision Or Reversal Of Provisions Line Items
Pensions and other post employment at the beginning		€ 6,025	[1]	€ 6,299	[1]	€ 5,970
Changes In Provisions For Pensions And Similar Obligations At The Beginning Abstract
Interest and similar expenses		125		96		108
Defined benefit plans		62		67		57
Remeasurement, charges to equity		140		356		135
Pensions and other post employment at the end	[1]	5,407		6,025		6,299
Total [Member]
Changes In Provisions For Pensions And Similar Obligations At The Beginning Abstract
Charges To Income For The Year Provisions For Pensions And Similar Obligations Balance		391		402		687
Interest and similar expenses		71		96		108
Defined benefit plans		62		67		57
Provision Expenses		258		239		522
Remeasurement, charges to equity	[2]	140		339		135
Transfers And Other Changes Provisions For Pensions And Similar Obligations Balance	[3]	(264)		66		440
Benefit Payments		(861)		(926)		(925)
Employer Contributions		€ (25)		€ (154)		€ (8)

[1]	(3) Recorded under the heading “Provisions - Provisions fo r pensions and similar obligations” of the consolidated balance sheet (see Note 24).
[2]	(1) Correspond to actuarial losses (gains) arising from certain defined-benefit post-employment pension commitments and other similar benefits recognized in “Equity” (see Note 2.2.12).
[3]	(2) In the year 2015 this line item correspond mainly to the incorporation of Garanti y Catalunya Banc (see Note 3).